Equipment on Operating Leases (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of equipment on operating leases
Equipment on operating leases	$ 951	$ 854
Accumulated depreciation	(184)	(188)
Net equipment on operating leases	$ 767	$ 666